Risks and Uncertainties	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Risks and Uncertainties [Abstract]
Risks and Uncertainties

16. Risks and Uncertainties

The Customer ExAlt Trusts hold investments in alternative assets, public and private equity securities and interests, and debt securities that are exposed to market risk, credit risk, currency risk, and interest rate risk. Currently, these investments, whose cash flows serve as the Collateral to the ExAlt Loans, primarily are comprised of alternative assets consisting of private equity limited partnership interests, which are primarily denominated in the U.S. dollar, Euro, and Canadian dollar. The financial statements risks, stemming from such investments, are those associated with the determination of estimated fair values, the diminished ability to monetize certain investments in times of strained market conditions, the recognition of income and recognition of impairments on certain investments.

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	September 30, 2025		March 31, 2025
Industry Sector	Value	Percent of Total	Value	Percent of Total
Food and staples retailing	$63,998	30.3%	$63,846	24.6%
Software and services	23,365	11.1	41,460	16.0
Diversified financials	20,900	9.9	22,273	8.6
Utilities	19,648	9.3	15,432	6.0
Semiconductors and semiconductor equipment	17,490	8.3	15,426	6.0
Health care equipment and services	10,660	5.0	13,464	5.2
Capital goods	5,100	2.4	20,532	7.9
Other(1)	50,163	23.7	66,680	25.7
Total	$211,324	100.0%	$259,113	100.0%

(1)	Industries in this category each comprise less than 5 percent. Capital goods is shown separately as it comprised greater than 5 percent in the prior period.

	September 30, 2025		March 31, 2025
Geography	Value	Percent of Total	Value	Percent of Total
North America	$91,089	43.1%	$135,066	52.1%
South America	64,720	30.6	64,969	25.1
Asia	40,190	19.0	41,948	16.2
Europe	15,212	7.2	17,018	6.6
Africa	113	0.1	112	—
Total	$211,324	100.0%	$259,113	100.0%

The ExAlt Loans, which are eliminated upon consolidation solely for financial reporting purposes, are collateralized by the cash flows originating from the Customer ExAlt Trusts’ investments in alternative assets, public and private equity securities, and debt securities, without recourse to the Customer. These ExAlt Loans are a key determinant in income (loss) allocable to Ben’s and BCH’s equity holders. Ben has underwriting and due diligence procedures and utilizes market rates. Finally, the Customer ExAlt Trusts provide for excess cash flows from a collective pool of alternative assets, public and private equity securities, and debt securities, to be utilized to repay the ExAlt Loans to Ben from the Customer ExAlt Trusts when cash flows from the customer’s original alternative assets are not sufficient to repay the outstanding principal, interest, and fees. Excess cash flows from the collective pool of alternative assets, public and private equity securities, and debt securities, above those needed to satisfy the outstanding principal interest and fees of the ExAlt Loans are available to pay contingent interest to Ben on the ExAlt Loans up to a specified contingent interest rate.

As discussed in Note 1, Ben received a charter from the state of Kansas and established an office in the state of Kansas. If we are unable to maintain the Kansas charter or obtain a charter from another state if we no longer hold the Kansas charter, our ability to affect parts of our business plan, as currently constituted, may be compromised.

In October 2023, following a series of attacks by Hamas on Israeli civilian and military targets, Israel declared war on Hamas in Gaza. In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine and as a result, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. The ongoing Russia-Ukraine conflict and Israel-Hamas conflict could have a negative impact on the economy and business activity globally (including in the countries in which the Customer ExAlt Trusts currently holds investments or may hold investments in the future), and therefore, could adversely affect the performance of the Customer ExAlt Trusts’ investments.

The extent and impact of any sanctions imposed in connection with the Russia-Ukraine conflict may cause financial market volatility and impact the global economy. Volatility and disruption in the equity and credit markets can adversely affect the portfolio companies underlying the investments held by the Customer ExAlt Trusts and adversely affect the investment performance. Our ability to manage exposure to market conditions is limited. Market deterioration could cause the Company to experience reduced liquidity, earnings and cash flow, recognize impairment charges, or face challenges in raising capital, and making investments on attractive terms. Adverse market conditions can also affect the ability of investment funds held by the Customer ExAlt Trusts to liquidate positions in a timely and efficient manner. As a result, this presents material uncertainty and risk with respect to the performance of the investments held by the Customer ExAlt Trusts, even though the Customer ExAlt Trusts do not hold any investments with material operations in Russia, Ukraine, or Israel. The cash flows from the investment held by the Customer ExAlt Trusts serve as the collateral to the ExAlt Loans and the fees that are paid by the Customer ExAlt Trusts to Ben for administering these trusts, both of which are key determinants in the income allocated to BCG’s and BCH’s equity holders.

Further, these events may result in reduced opportunities for future liquidity solution transactions with our Customers and make it more difficult for the Customer ExAlt Trusts to exit and realize value from its existing investments, potentially resulting in a decline in the value of the investments held in the Customer ExAlt Trusts. Such a decline could cause our revenue and net income to decline, including the revenues and net income allocated to BCG’s and BCH’s equity holders.

The Company continues to evaluate the impact of the ongoing Russia-Ukraine conflict, Israel-Hamas conflict and other items, such as inflation, volatile interest rates, changes in regulatory requirements and tariffs, and assess the impact on financial markets and the Company’s business. The Company’s future results may be adversely affected by slowdowns in fundraising activity and the pace of new liquidity transactions with our Customers. Management is continuing to evaluate the impact of the Russia-Ukraine conflict and the Israel-Hamas conflict and has concluded that while it is reasonably possible that such conflicts could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. Consequently, the consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

19. Risks and Uncertainties

The Customer ExAlt Trusts hold investments in alternative assets, public and private equity securities, and debt securities that are exposed to market risk, credit risk, currency risk, and interest rate risk. Currently, these investments, whose cash flows serve as the sole collateral to the ExAlt Loans, primarily are comprised of alternative assets consisting of private equity limited partnership interests, which are primarily denominated in the U.S. dollar, Euro, and Canadian dollar. The financial statements risks, stemming from such investments, are those associated with the determination of estimated fair values, the diminished ability to monetize certain investments in times of strained market conditions, the recognition of income and recognition of impairments on certain investments.

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	March 31, 2025		March 31, 2024
	Value	Percent of Total	Value	Percent of Total
Industry Sector
Food and staples retailing	$63,846	24.6%	$41,721	14.2%
Software and services	41,460	16.0	42,908	14.6
Diversified financials	22,273	8.6	30,297	10.3
Capital goods	20,532	7.9	23,146	7.9
Utilities	15,432	6.0	28,768	9.8
Semiconductors and semiconductor equipment	15,426	6.0	16,144	5.5
Health care equipment and services	13,464	5.2	16,520	5.6
Energy	11,306	4.4	19,930	6.8
Other(1)	55,374	21.3	74,482	25.3
Total	$259,113	100.0%	$293,916	100.0%

(1)	Industries in this category each comprise less than 5 percent. Energy is shown separately as it comprised greater than 5 percent in the prior period.

	March 31, 2025		March 31, 2024
	Value	Percent of Total	Value	Percent of Total
Geography
North America	$135,066	52.1%	$164,205	55.9%
South America	64,969	25.1	43,543	14.8
Asia	41,948	16.2	49,385	16.8
Europe	17,018	6.6	35,870	12.2
Africa	112	—	913	0.3
Total	$259,113	100.0%	$293,916	100.0%

The ExAlt Loans, which are eliminated upon consolidation solely for financial reporting purposes, are collateralized by the cash flows originating from the Customer ExAlt Trusts’ investments in alternative assets, public and private equity securities, and debt securities, without recourse to the customer. These ExAlt Loans are a key determinant in income (loss) allocable to Ben’s and BCH’s equity holders. Ben has underwriting and due diligence procedures and utilizes market rates. Finally, the Customer ExAlt Trusts provide for excess cash flows from a collective pool of alternative assets, public and private equity securities, and debt securities, to be utilized to repay the ExAlt Loans to Ben from the Customer ExAlt Trusts when cash flows from the customer’s original alternative assets are not sufficient to repay the outstanding principal, interest, and fees. Excess cash flows from the collective pool of alternative assets, public and private equity securities, and debt securities, above those needed to satisfy the outstanding principal interest and fees of the ExAlt Loans are available to pay contingent interest to Ben on the ExAlt Loans up to a specified contingent interest rate.

As discussed in Note 1, Ben received a charter from the state of Kansas and established an office in the state of Kansas. If we are unable to maintain the Kansas charter or obtain a charter from another state if we no longer hold the Kansas charter, our ability to affect parts of our business plan, as currently constituted, may be compromised.

In October 2023, following a series of attacks by Hamas on Israeli civilian and military targets, Israel declared war on Hamas in Gaza. In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine and as a result, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. The ongoing Russia-Ukraine conflict and Israel-Hamas conflict could have a negative impact on the economy and business activity globally (including in the countries in which the Customer ExAlt Trusts currently holds investments or may hold investments in the future), and therefore, could adversely affect the performance of the Customer ExAlt Trusts’ investments.

The extent and impact of any sanctions imposed in connection with the Russia-Ukraine conflict may cause financial market volatility and impact the global economy. Volatility and disruption in the equity and credit markets can adversely affect the portfolio companies underlying the investments held by the Customer ExAlt Trusts and adversely affect the investment performance. Our ability to manage exposure to market conditions is limited. Market deterioration could cause the Company to experience reduced liquidity, earnings and cash flow, recognize impairment charges, or face challenges in raising capital, and making investments on attractive terms. Adverse market conditions can also affect the ability of investment funds held by the Customer ExAlt Trusts to liquidate positions in a timely and efficient manner. As a result, this presents material uncertainty and risk with respect to the performance of the investments held by the Customer ExAlt Trusts, even though the Customer ExAlt Trusts do not hold any investments with material operations in Russia, Ukraine, or Israel. The cash flows from the investment held by the Customer ExAlt Trusts serve as the collateral to the ExAlt Loans and the fees that are paid by the Customer ExAlt Trusts to Ben for administering these trusts, both of which are key determinants in the income allocated to BCG’s and BCH’s equity holders.

Further, these events may result in reduced opportunities for future liquidity solution transactions with our customers and make it more difficult for the Customer ExAlt Trusts to exit and realize value from its existing investments, potentially resulting in a decline in the value of the investments held in the Customer ExAlt Trusts. Such a decline could cause our revenue and net income to decline, including the revenues and net income allocated to BCG’s and BCH’s equity holders.

The Company continues to evaluate the impact of the ongoing Russia-Ukraine conflict, Israel-Hamas conflict and other items, such as inflation, rising interest rates, changes in regulatory requirements and tariffs, and assess the impact on financial markets and the Company’s business. The Company’s future results may be adversely affected by slowdowns in fundraising activity and the pace of new liquidity transactions with our customers. Management is continuing to evaluate the impact of the Russia-Ukraine conflict and the Israel-Hamas conflict and has concluded that while it is reasonably possible that such conflicts could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. Consequently, the consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.